Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
minimum premises lease commitments for the next five years and thereafter at June 30, 2015 is as follows:

Total
Fiscal Years:
2016	$257,458
2017	181,224
2018	190,386
2019	196,120
2020	202,006
Thereafter	422,347
Total	$1,449,541